Segment Information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 73,514	$ 76,846
Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue, Net, Total	$ 9,128
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	14.00%